   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 14, 2011

                                                FILE NOS. 333-143407; 811-21892

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 11                            [X]

                             AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 47                                             [X]
                (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                 6610 W. BROAD STREET RICHMOND, VIRGINIA 23230
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                             6610 W. BROAD STREET
                           RICHMOND, VIRGINIA 23230
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

          -------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:   As soon as practicable after
the effective date of this Registration Statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on (date) pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED: Flexible Purchase Payment Variable Deferred Annuity Contracts

================================================================================

                     SUPPLEMENT DATED OCTOBER 14, 2011 TO

                       PROSPECTUS DATED MAY 1, 2011 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

A. LIQUIDATION OF GENWORTH VARIABLE INSURANCE TRUST AND PROPOSED SUBSTITUTION

On September 30, 2011, the Board of Trustees (the "Board") of Genworth Variable Insurance Trust ("GVIT") voted to approve a Plan of Liquidation that would result in the liquidation of all GVIT portfolios. In accordance with the Board's decision to terminate operations, and subject to the approval by shareholders of the proposed substitutions described below, all GVIT portfolios will be liquidated effective at the close of business on or about January 27, 2012.

On or about the close of business January 27, 2012, Genworth Life and Annuity Insurance Company (the "Company") and Genworth Life & Annuity VA Separate Account 2 plan to substitute shares of certain portfolios of GVIT specified below (the "Existing Portfolios") for shares of certain portfolios of Fidelity(R) Variable Insurance Products Fund ("Fidelity VIP Fund") specified below (the "Substitute Portfolios").

The effect of the proposed substitutions would be to replace the Existing Portfolios with the Substitute Portfolios as investment options under your Contract, as follows:

          EXISTING PORTFOLIOS                   SUBSTITUTE PORTFOLIOS
 -----------------------------------------------------------------------------
 Genworth Calamos Growth Fund           Fidelity VIP Growth Opportunities
                                        Portfolio -- Service Class 2
 Genworth PYRAMIS(R) Small/Mid Cap      Fidelity VIP Mid Cap Portfolio --
   Core Fund                            Service Class 2
 Genworth Davis NY Venture Fund         Fidelity VIP Equity-Income Portfolio
                                        -- Service Class 2
 Genworth Eaton Vance Large Cap Value   Fidelity VIP Equity-Income Portfolio
   Fund                                 -- Service Class 2
 Genworth Legg Mason ClearBridge        Fidelity VIP Growth Stock Portfolio
   Aggressive Growth Fund               -- Service Class 2
 Genworth PIMCO StocksPLUS Fund         Fidelity VIP Contrafund(R) Portfolio
                                        -- Service Class 2
 Genworth Goldman Sachs Enhanced Core   Fidelity VIP Investment Grade Bond
   Bond Index Fund                      Portfolio -- Service Class 2
 Genworth Enhanced International Index  Fidelity VIP Contrafund(R) Portfolio
   Fund                                 -- Service Class 2
 Genworth 40/60 Index Allocation Fund   Fidelity VIP FundsManager(R) 50%
                                        Portfolio -- Service Class 2
 Genworth 60/40 Index Allocation Fund   Fidelity VIP FundsManager(R) 60%
                                        Portfolio -- Service Class 2
 Genworth Moderate Allocation Fund      Fidelity VIP FundsManager(R) 60%
                                        Portfolio -- Service Class 2
 Genworth Growth Allocation Fund        Fidelity VIP FundsManager(R) 60%
                                        Portfolio -- Service Class 2

The proposed substitutions will not be carried out unless shareholders of the Existing Portfolios as of a to-be-specified record date approve the substitutions. The Company anticipates that, if shareholder approval is obtained, and all of the systems needed to perform the substitutions are in place, the proposed substitutions will occur on or about the close of business January 27, 2012.

Contract owners invested in the Existing Portfolios as of the record date will receive detailed information about the liquidation and proposed substitutions in a proxy statement provided by GVIT expected to be mailed in November 2011. The proxy statement will include information such as a comparison of the fees and expenses, investment objectives, investment strategies and principal risks of the Existing Portfolio and Substitute Portfolios.

48928 SUPPB 10/14/11

The Company proposes to carry out the proposed substitutions by redeeming shares of the Existing Portfolios and purchasing shares of the corresponding Substitute Portfolios. Any contract value that you have allocated to a subaccount investing in the Existing Portfolio(s) on the date of the substitutions will, in effect, be transferred to a subaccount investing in the corresponding Substitute Portfolio(s). At any time prior to the proposed substitutions, or within 90 days after the proposed substitutions, you may make transfers of contract value from each subaccount investing in the Existing Portfolio(s) (before the substitutions) or the Substitute Portfolio(s) (after the substitutions) to any other available subaccount(s). The Company will not consider such transfers for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile. Please note that if you have elected an optional living benefit rider, any transfers are subject to the limitations imposed by the Investment Strategy for that rider.

As a result of the proposed liquidation and substitution, after the close of business January 27, 2012, the percentage allocations and portfolio selections for Asset Allocation Models available in your contract will be updated. More information about the Asset Allocation update is provided later in this supplement.

Prospectuses for the Substitute Portfolios may be obtained free of charge by calling us at (800) 352-9910, or writing us at Genworth Life and Annuity Insurance Company, 6610 West Broad Street, Richmond, VA 23230.

B. NEW FIDELITY VIP FUND PORTFOLIOS

As a result of the GVIT liquidation and substitutions, the following new Fidelity VIP Fund portfolios will be added to your Contract:

Fidelity VIP Contrafund(R) Portfolio -- Service Class 2 Fidelity VIP Equity-Income Portfolio -- Service Class 2 Fidelity VIP FundsManager(R) 50% Portfolio -- Service Class 2 Fidelity VIP FundsManager(R) 60% Portfolio -- Service Class 2 Fidelity VIP Growth Opportunities Portfolio -- Service Class 2 Fidelity VIP Growth Stock Portfolio -- Service Class 2
Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2

Effective January 27, 2012:

1. All references to GVIT and its portfolios are deleted in the prospectus.

2. In the list of Portfolios at the beginning of the prospectus, the GVIT portfolios are deleted and the list of portfolios under Fidelity(R) Variable Insurance Products Fund is replaced with the following:

VIP Contrafund(R) Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP FundsManager(R) 50% Portfolio -- Service Class 2
VIP FundsManager(R) 60% Portfolio -- Service Class 2
VIP Growth Opportunities Portfolio -- Service Class 2
VIP Growth Stock Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2

3. In the "Subaccounts" section of the prospectus, the GVIT portfolios are deleted and the list of portfolios under Fidelity(R) Variable Insurance Products Fund is replaced with the following:

------------------------------------------------------------------------------------------------------------------------
                                                                              ADVISER (AND SUB-ADVISER(S),
SUBACCOUNT                             INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio --         Seeks long-term capital appreciation.  Fidelity Management & Research Company
Service Class 2                                                               (FMR) (subadvised by FMR Co., Inc.
                                                                              (FMRC), Fidelity Research & Analysis
                                                                              Company (FRAC), Fidelity Management &
                                                                              Research (U.K.) Inc. (FMR U.K.), Fidelity
                                                                              International Investment Advisors (FIIA),
                                                                              Fidelity International Investment Advisors
                                                                              (U.K.) Limited (FIIA(U.K.)L), and Fidelity
                                                                              Investments Japan Limited (FIJ))
------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio --         Seeks reasonable income. The fund      FMR (subadvised by FMRC, FRAC, FMR
Service Class 2                        will also consider the potential for   U.K., FIIA, FIIA(U.K.)L, and FIJ)
                                       capital appreciation. The fund's goal
                                       is to achieve a yield which exceeds
                                       the composite yield on the securities
                                       comprising the S&P 500(R) Index.
------------------------------------------------------------------------------------------------------------------------
VIP FundsManager(R) 50% Portfolio --   The fund seeks high total return.      Strategic Advisers (investment manager for
Service Class 2                                                               each VIP FundsManager(R) Portfolio); FMR
                                                                              (fund manager for each underlying Fidelity
                                                                              fund)
------------------------------------------------------------------------------------------------------------------------
VIP FundsManager(R) 60% Portfolio --   The fund seeks high total return.      Strategic Advisers (investment manager for
Service Class 2                                                               each VIP FundsManager(R) Portfolio); FMR
                                                                              (fund manager for each underlying Fidelity
                                                                              fund)
------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio --  The fund seeks to provide capital      FMR (subadvised by FMRC, FMR U.K.,
Service Class 2                        growth.                                Fidelity Management & Research (Hong
                                                                              Kong) Limited (FMR H.K.), and Fidelity
                                                                              Management & Research (Japan) Inc. (FMR
                                                                              Japan))
------------------------------------------------------------------------------------------------------------------------
VIP Growth Stock Portfolio -- Service  The fund seeks capital appreciation.   FMR (subadvised by FMRC, FMR U.K.,
Class 2                                                                       FMR H.K., and FMR Japan)
------------------------------------------------------------------------------------------------------------------------
VIP Investment Grade Bond Portfolio    Seeks as high a level of current       FMR (subadvised by Fidelity Investments
-- Service Class 2                     income as is consistent with the       Money Management, Inc. (FIMM), FRAC,
                                       preservation of capital.               FIIA and FIIA(U.K.)L)
------------------------------------------------------------------------------------------------------------------------
VIP Mid Cap Portfolio -- Service       Seeks long-term growth of capital.     FMR (subadvised by FMRC, FRAC, FMR
Class 2                                                                       U.K., FIIA, FIIA(U.K.)L, and FIJ)
------------------------------------------------------------------------------------------------------------------------

4. In the "Subaccounts" section of the prospectus, the section titled "Information about the Genworth Variable Insurance Trust" is deleted.

5. Under "Payments from Funds and Fund Affiliates" in the "Subaccounts" section of the prospectus, GVIT and its portfolios are deleted from the list of portfolios that pay a service fee.

6. In the "Subaccounts" section of the prospectus, GVIT is deleted from the list of funds that pay 12b-1 fees to Capital Brokerage Corporation.

7. Under "The Asset Allocation Models" in the "Asset Allocation Program" section of the prospectus, all references to the relationship between GVIT and Genworth Financial Wealth Management, Inc. (GFWM) are deleted.

8. In the "Investment Strategy for Income Protector" section of the prospectus, the GVIT portfolios are deleted and the following Fidelity VIP Fund portfolios are added:

Fidelity VIP FundsManager(R) 50% Portfolio -- Service Class 2
Fidelity VIP FundsManager(R) 60% Portfolio -- Service Class 2

C. ASSET ALLOCATION MODELS

Effective after the close of business January 27, 2012, Asset Allocation Models 40/60, 60/40 and 70/30 will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models 40/60, 60/40 and 70/30, before and after the update, are provided on the next two pages.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                      PORTFOLIOS            40/60 MODEL 60/40 MODEL 70/30 MODEL
-----------------------------------------------------------------------------------------------
EQUITIES
-----------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos
                             Growth Fund -- Service Shares       1%          1%          1%
                             ------------------------------------------------------------------
                             Genworth VIT Genworth Legg
                             Mason ClearBridge Aggressive
                             Growth Fund -- Service Shares       2%          3%          4%
                             ------------------------------------------------------------------
                             Janus Aspen Forty Portfolio
                             -- Service Shares                   2%          2%          3%
-----------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                      2%          3%          4%
                             ------------------------------------------------------------------
                             Genworth VIT Genworth Eaton
                             Vance Large Cap Value Fund --
                             Service Shares                      2%          3%          4%
-----------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO
                             StocksPLUS Fund -- Service
                             Shares                              8%         12%         14%
                             ------------------------------------------------------------------
                             Oppenheimer Main Street
                             Fund/VA -- Service Shares           8%         12%         14%
-----------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series
                             Federated Kaufmann Fund II --
                             Service Shares                      2%          3%          3%
-----------------------------------------------------------------------------------------------
Small/Mid Cap Core           Genworth PYRAMIS(R) Small/Mid
                             Cap Core Fund -- Service
                             Shares (formerly, Genworth
                             Columbia Mid Cap Value Fund
                             -- Service Shares)                  2%          3%          3%
-----------------------------------------------------------------------------------------------
Small/Mid Cap Core           Oppenheimer Main Street
                             Small- & Mid- Cap Fund(R)/VA
                             -- Service Shares (formerly,
                             Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares)      4%          6%          6%
-----------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities
                             Fund/VA -- Service Shares           2%          3%          4%
-----------------------------------------------------------------------------------------------
Foreign Large Cap Growth     Columbia Marsico
                             International Opportunities
                             Fund, Variable Series --
                             Class B                             1%          2%          2%
                             ------------------------------------------------------------------
                             Invesco V.I. International
                             Growth Fund -- Series II
                             shares                              1%          2%          2%
-----------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein
                             International Value Portfolio
                             -- Class B                          2%          4%          4%
-----------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural
                             Resources Portfolio -- Class
                             II Shares                           0%          0%          1%
-----------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real
                             Estate Securities Fund --
                             Class 1 Shares                      1%          1%          1%
-----------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                            40%         60%         70%
-----------------------------------------------------------------------------------------------

FIXED INCOME
-----------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman
                             Sachs Enhanced Core Bond
                             Index Fund -- Service Shares       15%         10%          7%
                             ------------------------------------------------------------------
                             PIMCO VIT Total Return
                             Portfolio -- Administrative
                             Class Shares                       15%         10%          7%
-----------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                       22%         12%          8%
-----------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II         5%          5%          5%
-----------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                        3%          3%          3%
-----------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                        60%         40%         30%
-----------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


           EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JANUARY 27, 2012



                                       PORTFOLIOS            40/60 MODEL 60/40 MODEL 70/30 MODEL
------------------------------------------------------------------------------------------------
EQUITIES
------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth
                              Opportunities Portfolio --
                              Service Class 2                     1%          2%          2%
                              ------------------------------------------------------------------
                              Fidelity VIP Growth Stock
                              Portfolio -- Service Class 2        2%          3%          3%
                              ------------------------------------------------------------------
                              Janus Aspen Forty Portfolio
                              -- Service Shares                   2%          3%          3%
------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income
                              Portfolio -- Service Class 2        4%          6%          9%
------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R)
                              Portfolio -- Service Class 2        8%         13%         15%
                              ------------------------------------------------------------------
                              Oppenheimer Main Street
                              Fund/VA -- Service Shares           4%          6%          8%
------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap
                              Portfolio -- Service Class 2        4%          6%          8%
------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street
                              Small- & Mid- Cap Fund(R)/VA
                              -- Service Shares                   4%          6%          7%
------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Securities
                              Fund/VA -- Service Shares           2%          3%          3%
------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio
                              -- Marsico International
                              Opportunities Fund -- Class 2
                              (formerly, Columbia Marsico
                              International Opportunities
                              Fund, Variable Series --
                              Class B)                            1%          2%          2%
                              ------------------------------------------------------------------
                              Invesco V.I. International
                              Growth Fund -- Series II
                              shares                              2%          3%          3%
------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AllianceBernstein
                              International Value Portfolio
                              -- Class B                          4%          5%          5%
------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural
                              Resources Portfolio -- Class
                              II Shares                           1%          1%          1%
------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real
                              Estate Securities Fund --
                              Class 1 Shares                      1%          1%          1%
------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                             40%         60%         70%
------------------------------------------------------------------------------------------------

FIXED INCOME
------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade
                              Bond Portfolio -- Service
                              Class 2                            14%          9%          6%
                              ------------------------------------------------------------------
                              PIMCO VIT Total Return
                              Portfolio -- Administrative
                              Class Shares                       14%          9%          6%
------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration
                              Portfolio -- Administrative
                              Class Shares                       17%         12%          9%
------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II         8%          5%          4%
------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield
                              Portfolio -- Administrative
                              Class Shares                        3%          2%          2%
------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate
                              Income Fund                         4%          3%          3%
------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                         60%         40%         30%
------------------------------------------------------------------------------------------------

Part A and Part B of Post-Effective Amendment No. 10 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 27, 2011, and the forms of prospectus and Statement of Additional Information filed thereafter pursuant to Rule 497 under the Securities Act of 1933, are incorporated by reference into this Post-Effective Amendment No. 11 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a)      Resolution of Board of Directors of GE Life and Annuity Assurance
             Company authorizing the establishment of GE Life & Annuity Separate
             Account 7. Previously filed on April 20, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity
             Separate Account 2, Registration No. 333-133425.

 (1)(b)      Resolution of the Board of Directors of GE Life and Annuity Assurance
             Company authorizing the change in name of GE Life and Annuity
             Assurance Company to Genworth Life and Annuity Insurance Company.
             Previously filed on April 20, 2006 with the Initial Registration
             Statement on Form N-4 for Genworth Life & Annuity Separate Account 2,
             Registration No. 333-133425.

 (2)         Not Applicable.

 (3)(a)      Underwriting Agreement between Genworth Life and Annuity Insurance
             Company and Capital Brokerage Corporation. Previously filed on
             September 13, 2002 with Post-Effective Amendment No. 4 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

 (3)(b)      Dealer Sales Agreement. Previously filed on September 13, 2002 with
             Post-Effective Amendment No. 4 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(a)(i)   Form of Contract. Previously filed on May 25, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity VA
             Separate Account 2, Registration No. 333-134457.

 (4)(a)(ii)  Genworth Life and Annuity Insurance Company Guarantee Account
             Endorsement. Previously filed on May 25, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity VA
             Separate Account 2, Registration No. 333-134457.

 (4)(a)(iii) Surrender Charge Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life &
             Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(iv)  Waiver of Surrender Charge -- Terminal Illness or Confinement to a
             Medical Care Facility Endorsement P5428 01/09. Previously filed on
             March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for
             Genworth Life & Annuity VA Separate Account 2, Registration No.
             333-143407.

 (4)(a)(v) Optional Death Proceeds Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
             & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(vi) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 2, Registration No. 333-143407.

 (4)(a)(vii) Roth IRA Endorsement P5363 8/07. Previously filed on November 27,
             2007 with Post-Effective Amendment No. 1 to Form N-4 for Genworth
             Life & Annuity VA Separate Account 2, Registration No. 333-143407.


 (4)(b)(i)     Guaranteed Minimum Withdrawal Benefit for Life Rider P5423 01/09 and
               P5423DB 01/09. Previously filed on March 6, 2009 with Post-Effective
               Amendment No. 2 to Form N-4 for Genworth Life & Annuity VA Separate
               Account 2, Registration No. 333-143407.

 (4)(b)(ii)(a) Guaranteed Income Rider P5283 11/04. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
               & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(b)(ii)(b) Guaranteed Income Rider P5283U 11/04. Previously filed on May 25,
               2006 with the Initial Registration Statement on Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(c)(i)     Annual Step-Up Benefit Rider P5429 01/09. Previously filed on March
               6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-143407.

 (4)(c)(ii)    Rollup Death Benefit Rider P5430 01/09. Previously filed on March 6,
               2009 with Post-Effective Amendment No. 2 to Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-143407.

 (4)(c)(iii)   Earnings Protector Death Benefit Rider P5431 01/09. Previously filed on March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 2, Registration No.
               333-143407.

 (4)(d)        Joint Owner and Annuitant Endorsement P5425 01/09. Previously filed on March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 2, Registration No.
               333-143407.

 (5)           Form of Application. Previously filed on July 26, 2006 with
               Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
               VA Separate Account 2, Registration No. 333-134457.

 (6)(a)        Amended and Restated Articles of Incorporation of Genworth Life and
               Annuity Insurance Company. Previously filed on January 3, 2006 with
               Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)        By-Laws of Genworth Life and Annuity Insurance Company. Previously
               filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-31172.

 (7)           Reinsurance Agreements. Previously filed on April 26, 2010 with
               Post-Effective Amendment No. 8 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 2, Registration No. 333-143407.

 (8)(a)        Amended and Restated Fund Participation Agreement among Variable
               Insurance Products Funds, Fidelity Distributors Corporation and
               Genworth Life and Annuity Insurance Company. Previously filed on
               April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-47732.

 (8)(a)(ii)    First Amendment to Amended and Restated Fund Participation Agreement
               among Variable Insurance Products Funds, Fidelity Distributors
               Corporation and Genworth Life and Annuity Insurance Company.
               Previously filed on April 25, 2008 with Post-Effective Amendment
               No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-47732.

 (8)(b)        Agreement between Oppenheimer Variable Account Funds, Oppenheimer
               Management Corporation, and GE Life and Annuity Assurance Company.
               Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(b)(i)     Amendment to Agreement between Oppenheimer Variable Account Funds,
               Oppenheimer Management Corporation, and GE Life and Annuity Assurance
               Company. Previously filed with Post-Effective Amendment No. 9 to Form
               N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 033-76334.


 (8)(c)    Reserved.

 (8)(d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(e)    Reserved.

 (8)(f)    Reserved.

 (8)(g)    Reserved.

 (8)(h)    Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 2 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-133425.

 (8)(i)    Participation Agreement between AIM Variable Insurance Series and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(i)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds.
           Previously filed on April 20, 2007, with Pre-Effective Amendment No.
           1 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-140575.

 (8)(j)    Reserved.

 (8)(k)    Reserved.

 (8)(l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 20, 2007, with Pre-Effective Amendment No. 1 to
           Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-140575.

 (8)(m)    Reserved.

 (8)(n)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-140575.

 (8)(o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-140575.

 (8)(p)    Reserved.

 (8)(q)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 12 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-47732.

 (8)(r)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(r)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47732.

 (8)(s)    Reserved.


 (8)(t)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed with Post-Effective
           Amendment No. 22 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 333-47732.

 (8)(u)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and AllianceBernstein Variable Products Series
           Fund, Inc. Previously filed with Post-Effective Amendment No. 21 to
           Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

 (8)(u)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 20, 2007, with
           Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
           VA Separate Account 2, Registration No. 333-140575.

 (8)(v)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Eaton Vance Variable Trust. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for Genworth Life &
           Annuity VL Separate Account 1, Registration No. 333-72572.

 (8)(v)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 20, 2007, with Pre-Effective Amendment No. 1 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
           No. 333-140575.

 (8)(w)    Reserved.

 (8)(x)    Reserved.

 (8)(y)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company, Genworth Variable Insurance Trust and Genworth
           Financial Wealth Management, Inc. Previously filed on March 6, 2009 with Post-Effective Amendment No. 2 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-143407.

 (8)(z) Form of Fund Participation Agreement Amendment between Genworth Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April 27, 2011 with Post-Effective Amendment No. 10 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-143407.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Previously filed on April 27, 2011 with Post-Effective Amendment No. 10 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-143407.

 (10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 27, 2011 with Post-Effective Amendment No. 10 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
           No. 333-143407.

 (11)      Not Applicable.

 (12)      Not Applicable.

 (13)(a)   Power of Attorney. Previously filed on April 27, 2011 with
           Post-Effective Amendment No. 10 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-143407.

 (13)(b)   Power of Attorney. Filed herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Thomas M. Stinson       Director, Chairman of the Board, President and Chief
                        Executive Officer
Paul A. Haley           Director, Senior Vice President and Chief Actuary
Ronald P. Joelson(2)    Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan(1)   Director
Matthew P. Clark        Director and Vice President
John G. Apostle, II(1)  Vice President and Chief Compliance Officer
Thomas E. Duffy         Senior Vice President, General Counsel and Secretary
Amy R. Corbin           Senior Vice President and Chief Financial Officer
James H. Reinhart       Senior Vice President
Patrick B. Kelleher(1)  Senior Vice President
Jac J. Amerell          Vice President and Controller
Gary T. Prizzia(1)      Treasurer


The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]

ITEM 27.  NUMBER OF CONTRACT OWNERS


   There were 2,419 owners of Qualified Contracts and 1,965 owners of Non-Qualified Contracts as of October 6, 2011.


ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and
(b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITER

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, Genworth Life & Annuity VA Separate Account 4 and Genworth Life and Annuity Insurance Company.

   (b)


       NAME                  ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
       ----                   -------            --------------------------------------
Scott R. Reeks...... 6620 W. Broad St.         President and Chief Executive Officer
                     Richmond, VA 23230
Thomas E. Duffy..... 6610 W. Broad St.         Director and Vice President
                     Richmond, VA 23230
Elizabeth M. O'Brien 6610 W. Broad St.         Director
                     Richmond, VA 2320
Patrick B. Kelleher. 6610 W. Broad St.         Senior Vice President
                     Richmond, VA 23230
Edward J. Wiles, Jr. 3001 Summer St.,          Senior Vice President
                     2nd Floor
                     Stamford, CT 06905
Scott E. Wolfe...... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                     Richmond, VA 23230        Officer
Amy R. Corbin....... 6610 W. Broad Street      Chief Financial Officer
                     Richmond, Virginia 23230
Vidal J. Torres, Jr. 6610 W. Broad St.
                     Richmond, VA 23230        Secretary

Jac J. Amerell...... 6610 W. Broad St.         Vice President and Controller
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street      Treasurer
                     Richmond, VA 23230
Linda C. Bagnell     6610 W. Broad St.         Financial & Operations Principal
                     Richmond, VA 23230


   (c)

                                     (2)
            (1)                NET UNDERWRITING      (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     9.9%    $17.5 million

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 14th day of October, 2011.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2
                                     (Registrant)

                                   By:            /s/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

                                   BY:  GENWORTH LIFE AND ANNUITY INSURANCE
                                          COMPANY
                                        (Depositor)

                                   By:            /s/  PAUL A. HALEY
                                        -------------------------------------
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          NAME                            TITLE                        DATE
          ----                            -----                        ----

/s/  THOMAS M. STINSON*   Director, Chairman of the Board,       October 14, 2011
-------------------------   President and Chief Executive
   THOMAS M. STINSON        Officer

/s/  RONALD P. JOELSON*   Director, Senior Vice President and    October 14, 2011
-------------------------   Chief Investment Officer
   RONALD P. JOELSON

   /s/  PAUL A. HALEY     Director, Senior Vice President and    October 14, 2011
-------------------------   Chief Actuary
     PAUL A. HALEY

/S/  GREGORY S. KARAWAN*  Director                               October 14, 2011
-------------------------
   GREGORY S. KARAWAN

 /S/  MATTHEW P. CLARK*   Director and Vice President            October 14, 2011
-------------------------
    MATTHEW P. CLARK

  /S/  AMY R. CORBIN*     Senior Vice President and Chief        October 14, 2011
-------------------------   Financial Officer
     AMY R. CORBIN

  /S/  JAC J. AMERELL*    Vice President and Controller          October 14, 2011
-------------------------
     JAC J. AMERELL



*By:  /s/  PAUL A. HALEY   , pursuant to Power of Attorney    October 14, 2011
      -------------------    executed on April 1, 2011 and
         PAUL A. HALEY       October 11, 2011.